Financial risk management (Tables)	6 Months Ended
Dec. 31, 2019
Financial risk management
Schedule of net borrowings being hedged at balance sheet date

	31 December	30 June	31 December
	2019	2019	2018
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(58,892)	(308,838)	(210,400)
Net USD debt	591,108	341,162	439,600
Hedged future USD revenues	(199,137)	(211,153)	(338,046)
Unhedged USD borrowings	391,971	130,009	101,554
Closing USD exchange rate ($: £)	1.3200	1.2718	1.2790

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	31 December	30 June	31 December
	2019	2019	2018
Principal value of loan outstanding ($’000)	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024